Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Gross Carrying Amount	$ 58.5	$ 58.5
Accumulated Amortization	31.6	25.9
Net Carrying Amount	26.9	32.6
Customer Relationships [Member]
Gross Carrying Amount	31.0	31.0
Accumulated Amortization	10.0	7.9
Net Carrying Amount	21.0	23.1
Trademarks and Trade Names [Member]
Gross Carrying Amount	3.6	3.6
Accumulated Amortization	2.6	2.2
Net Carrying Amount	1.0	1.4
Other [Member]
Gross Carrying Amount	23.9	23.9
Accumulated Amortization	19.0	15.8
Net Carrying Amount	$ 4.9	$ 8.1